Leasing Arrangements – Lessee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leasing Arrangements – Lessee [Line Items]
Short-term leases	12 months
Additions to right-of-use assets	$ 584,671	$ 6,396,201
Cash outflow for leases	$ 1,601,454	$ 866,302
Bottom of Range [Memer]
Leasing Arrangements – Lessee [Line Items]
Lease agreement term	2 years
Top of Range [Member]
Leasing Arrangements – Lessee [Line Items]
Lease agreement term	15 years
MG Acquisition [Member]
Leasing Arrangements – Lessee [Line Items]
Additions to right-of-use assets	$ 6,371,979